Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Cost of goods sold	$ 141,166
Administrative expenses	79,607	$ 9,973
Selling and distributive expenses	11,421
Total cost of goods sold, administrative and selling and distribution expenses	232,194	9,973
Contributions made to defined contribution plans	2,650	0
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Change in production stock	12,209
Consumables and other production purchases	12,877
Repairs and maintenance	7,864
Energy and utilities	7,849
Employee benefits	24,257
Contractors	12,838
Depreciation on property, plant and equipment	46,659
Insurance	4,962
Others	11,651
Cost of goods sold	141,166
Administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Acquisition costs	60,321	7,521
Employee benefits	5,866	224
Legal and professional fees	10,054	1,579
Initial public offering related costs	831
Insurance	1,928	325
Others	607	324
Administrative expenses	79,607	$ 9,973
Selling and distributive expenses
Disclosure of attribution of expenses by nature to their function [line items]
Transportation	3,410
Others	8,011
Selling and distributive expenses	$ 11,421